August 29, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Covenant Funds Post-Effective Amendment No. 39 (File No. 333-64981) and Amendment No. 41 (File No. 811-09025) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, New Covenant Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 39 and, under the Investment Company Act of 1940, as amended, Amendment No. 41 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of revising the investment strategy and risk disclosure for the New Covenant Income Fund, a series of the Trust.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Very truly yours,

/s/ John J. O’Brien

John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis

Morgan, Lewis & Bockius lLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001